FIXED ASSETS, NET	12 Months Ended
Dec. 31, 2024
Property, Plant and Equipment [Abstract]
FIXED ASSETS, NET

NOTE 5 - FIXED ASSETS, NET

	December 31,
	2024	2023
	USD in thousands
Cost:
Computers and software	986	945
Office furniture and equipment	345	345
Leasehold improvements	502	488
	1,833	1,778
Less – accumulated depreciation	1,510	1,317
Fixed assets, net	323	461

Depreciation expenses for the years ended December 31, 2024, and December 31, 2023, were $200 and $263, respectively.

Foresight Autonomous Holdings Ltd.

Notes to the consolidated financial statements

(Dollars in thousands, except per share data)